Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2022 shares
Shareholders' Equity [Line Items]
Common stock, shares authorized (in Shares) | shares	780,000,000
Par value per share | (per share)	$ 0.00006375				$ 0.0005
Additional paid in capital (in Dollars) | $	$ 2,798,895		$ 2,798,895
Common stock, shares issued (in Shares) | shares	20,000,000
Common stock, shares outstanding (in Shares) | shares	20,000,000
Proceeds from sales | $	$ 113,333,444		105,874,786	$ 170,845,619
Subsidiary’s last fiscal year sales revenue rate	5.00%	5.00%
Special reserve (in Dollars) | $	$ 2,686,899		2,686,899
After-tax net income	10.00%	10.00%
Statutory surplus reserve	50.00%	50.00%
Statutory surplus reserve value (in Dollars) | $	$ 130,878
Not available for distribution amount (in Dollars) | $	$ 5,617,947		$ 5,487,069
3% of the actual sales income [Member]
Shareholders' Equity [Line Items]
Percentage of actual sales income	3.00%	3.00%
Proceeds from sales		¥ 10
1.5% of the actual sales income [Member]
Shareholders' Equity [Line Items]
Percentage of actual sales income	1.50%	1.50%
1.5% of the actual sales income [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 10
1.5% of the actual sales income [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 100
0.5% of the actual sales income [Member]
Shareholders' Equity [Line Items]
Percentage of actual sales income	0.50%	0.50%
0.5% of the actual sales income [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 1,000
0.5% of the actual sales income [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 100
0.2% of the actual sales income [Member]
Shareholders' Equity [Line Items]
Percentage of actual sales income	0.20%	0.20%
0.2% of the actual sales income [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 1,000
0.2% of the actual sales income [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 5,000
Sales income [Member]
Shareholders' Equity [Line Items]
Percentage of actual sales income	0.10%	0.10%
Sales income [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 5,000
Sales income [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Proceeds from sales		¥ 10,000
0.05% of the actual sales income [Member]
Shareholders' Equity [Line Items]
Percentage of actual sales income	0.05%	0.05%
Proceeds from sales		¥ 10,000
Ordinary shares [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued (in Shares) | shares	20,000,000
Common stock, shares outstanding (in Shares) | shares	20,000,000		20,000,000	20,000,000		100,000